Goldman Sachs SP 500 Premium Income ETF Investment Objectives and Goals - Goldman Sachs SP 500 Premium Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs S&P 500 Premium Income ETF—SummaryTicker: GPIX Stock Exchange: The NASDAQ Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs S&P 500 Premium Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.